Document and Entity Information	Oct. 25, 2019
Document And Entity Information [Line Items]
Current Fiscal Year End Date	--12-28
Amendment Flag	false
Entity Central Index Key	0000704532
Document Type	8-K
Document Period End Date	Oct. 25, 2019
Entity Registrant Name	ONTO INNOVATION INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39110
Entity Tax Identification Number	94-2276314
Entity Address, Address Line One	16 Jonspin Road
Entity Address, City or Town	Wilmington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01887
City Area Code	978
Local Phone Number	253-6200
Entity Information, Former Legal or Registered Name	Nanometrics Incorporated
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	ONTO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	1550 Buckeye Drive
Entity Address, City or Town	Milpitas
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95035